Income taxes - Additional Information (Detail)						12 Months Ended
	Mar. 30, 2013 USD ($)	Mar. 31, 2012 USD ($)	Mar. 26, 2011 USD ($)	Mar. 30, 2013 Alternative Minimum Tax Credit [Member] USD ($)	Mar. 30, 2013 Domestic Tax Authority [Member] CAD	Mar. 30, 2013 Domestic Tax Authority [Member] Investment Tax Credits [Member] CAD	Mar. 30, 2013 Foreign Tax Authority [Member] USD ($)	Mar. 30, 2013 State and Local Jurisdiction [Member] USD ($)	Mar. 30, 2013 Section 382 Limitations [Member] USD ($)
Other Tax Carryforward [Line Items]
Accrued interest related to uncertain tax positions	$ 0
Non cash valuation allowance	(56,607,000)	(57,243,000)
Federal tax payable	5,800	25,000	25,000
Federal non capital losses					19,300,000		106,400,000	97,600,000
Investment tax credits				1,000,000		260,000
Expire date						Between 2022 and 2032
Pre-acquisition net operating loss									35,300,000
Pre-acquisition net operating loss limited									$ 953,000
Federal net operating loss carry forwards expiration Dates							Beginning in fiscal 2020 through fiscal 2033	Beginning in fiscal 2018 through fiscal 2033